Marketable securities - Schedule of Marketable Securities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Marketable Securities [Line Items]
Amortized cost	$ 67,459
Gross unrealized gains	8
Gross unrealized losses	(699)
Fair value (Level 2)	66,768
Corporate bond
Marketable Securities [Line Items]
Amortized cost	20,963
Gross unrealized gains	0
Gross unrealized losses	(266)
Fair value (Level 2)	20,697
Agency bond
Marketable Securities [Line Items]
Amortized cost	24,394
Gross unrealized gains	8
Gross unrealized losses	(237)
Fair value (Level 2)	24,165
Treasury bills
Marketable Securities [Line Items]
Amortized cost	7,126
Gross unrealized gains	0
Gross unrealized losses	(9)
Fair value (Level 2)	7,117
US Government
Marketable Securities [Line Items]
Amortized cost	10,005
Gross unrealized gains	0
Gross unrealized losses	(187)
Fair value (Level 2)	9,818
Municipality
Marketable Securities [Line Items]
Amortized cost	175
Gross unrealized gains	0
Gross unrealized losses	0
Fair value (Level 2)	175
Commercial paper
Marketable Securities [Line Items]
Amortized cost	4,796
Gross unrealized gains	0
Gross unrealized losses	0
Fair value (Level 2)	$ 4,796